Transactions with Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties

Note 15 — Transactions with Related Parties

Consulting Arrangements

The Company had advisory consulting agreements with TPG Commercial Finance, an entity in which Jim Culver, a principal owner of either directly or indirectly more than 10% of the Company’s common stock, is the President/Owner. For the three months ended June 30, 2024 and 2023, the Company did not incur any costs and for the six months ended June 30, 2024 and 2023 the Company incurred costs of $0 and $20,000, respectively. The costs were recorded in the Consolidated Statements of Operations to “General and administrative expenses — related parties”.

The Company received human resource services from an immediate family member of a named executive officer. For the three months ended June 30, 2024 and 2023, the Company incurred $15,000 and $2,500, respectively, and for the six months ended June 30, 2024 and 2023, the Company incurred costs of $30,000 and $17,500, respectively, in fees related to Human Resource services. These costs were recorded in the Condensed Consolidated Statements of Operations to “General and administrative expenses — related parties”.

Related Party Note Receivable

In September 2022, the Company loaned $25,000 to VVC Resources, an entity in which Jim Culver, a principal owner of either directly or indirectly more than 10% of the Company’s common stock, is the President and CEO. The loan bore interest at zero percent. There was no stated maturity date for the loan. As of June 30, 2024 and December 31, 2023, the related party note receivable had a balance of $25,000.

Co-Tenancy Arrangement

In October 2023, the Board approved a co-tenancy arrangement whereby we expanded the leased space in our Houston office and share the expanded space with Pantheon Resources, PLC, an entity where our Chairman of the Board of Directors, David Hobbs, serves as Executive Chairman. We share equally the costs of the lease and office supplies.

Note 14 — Transactions with Related Parties

Consulting Arrangements

The Company had advisory consulting agreements with TPG Commercial Finance, an entity in which Jim Culver, a principal owner of either directly or indirectly more than 10% of the Company’s common stock, is the President/Owner and Leo W. Kerrigan, an individual that owns more than 10% of the Company’s common stock. For the years ended December 31, 2023 and 2022, the Company incurred costs of $40,000 and $110,000, respectively. The costs were recorded in the Consolidated Statements of Operations to “General and administrative expenses — related parties”.

The Company received human resource services from an immediate family member of a named executive officer. For the years ended December 31, 2023 and 2022, the Company incurred $32,500 and $22,500, respectively, in fees related to Human Resource services. These costs were recorded in the Consolidated Statements of Operations to “General and administrative expenses — related parties”.

The Company received consulting services related strategic growth opportunities from Natural Resource Advisors, an entity in which the Company’s CEO Steven Looper owned a controlling interest. The Company did not incur any fees with Natural Resource Advisors during the year ended December 31, 2023 and incurred $5,000 in fees for the year ended December 31, 2022. The costs were recorded in the Consolidated Statements of Operations to “General and administrative expenses — related parties”.

The Company engaged Integrated Cryogenic Solutions, LLC for Front-end engineering design studies for its initial beverage grade CO2 plant. Integrated Cryogenic Solutions, LLC is an innovative specialty engineering, procurement & manufacturing unit of Nikkiso Cryogenics Industries, an entity in which our board of director Peter J. Wagner serves as the CEO of Nikkiso Clean Energy & Industrial Gases Group. The Company incurred $95,000 and $0, respectively, for the year ended December 31, 2023 and 2022. The costs were recorded in the Consolidated Statements of Operations to “General and administrative expenses — related parties”.

Related Party Note Receivable

In September 2022, the Company loaned $25,000 to VVC Resources, an entity in which Jim Culver, a principal owner of either directly or indirectly more than 10% of the Company’s common stock, is the President and CEO. The loan bore interest at zero percent. There was no stated maturity date for the loan. As of December 31, 2023 and 2022, the related party note receivable had a balance of $25,000 and $25,000, respectively.

Co-Tenancy Arrangement

In October 2023, the Board approved a co-tenancy arrangement whereby we expanded the leased space in our Houston office and share the expanded space with Pantheon Resources, PLC, an entity where our Chairman of the Board of Directors, David Hobbs, serves as Executive Chairman. We share equally the costs of the lease and office supplies.

Advances from related party

Prior to the reverse asset acquisition, CYRB had received advances of $14,651 from CYRB’s sole officer and director to pay for general and administrative costs. Upon the consummation of the reverse asset acquisition effective on July 17, 2023, the entire balance of $14,651 was forgiven. As of December 31, 2023 and 2022, there are no advances from related parties outstanding.